Note 6 - Leases (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2013						$ 40
2014					40
2015				40
2016			40
2017		40
2018 and thereafter	280
Total	$ 480